SHARE CAPITAL (Narrative) (Details) - CAD ($)		12 Months Ended
	Nov. 09, 2016	Dec. 31, 2016
Statement [Line Items]
Description of mineral claims sold and repurchased	On November 9, 2016, the Company completed an agreement with Cariboo Rose Resources Ltd. (“Cariboo Rose”) whereby Cariboo Rose exercised its option to acquire the 55 mineral claims known as the Casino B Claims. As part of the same agreement, Western re-purchased nine of the Casino B Claims in exchange for 500,000 common shares of the Company.
Shares issued Acquisition of mineral claims (shares)	500,000	500,000
Shares issued Acquisition of mineral claims	$ 580,000	$ 580,000